Fair Value Measurements (Schedule of Transfers Between Fair Value Hierarchy Levels) (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Obligations related to securities sold short [member]
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Transfers out of level 1 to level 2, liabilities	$ 2,010	$ 3,543	$ 2,305	$ 0
Transfers out of Level 2 to Level 1, liabilities	1,097	556	874	717
Financial Assets At Fair Value Through Other Comprehensive Income [Member]
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Transfers out of level 1 to level 2, assets	2	111	996	156
Transfers out of Level 2 to Level 1, assets	0	149	514	1,653
Trading loans, securities and other [member]
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Transfers out of level 1 to level 2, assets	1,613	4,599	2,071	139
Transfers out of Level 2 to Level 1, assets	$ 1,569	$ 850	$ 430	$ 666